POWERSHARES EXCHANGE-TRADED FUND TRUST II

Supplement Dated May 28, 2009 to the Prospectus Dated February 27, 2009 of:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio
PowerShares Autonomic Balanced NFA Global Asset Portfolio
PowerShares Autonomic Growth NFA Global Asset Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares High Yield Corporate Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio
PowerShares Preferred Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio

Effective immediately, due to a change by the index provider, the name of the underlying index of the PowerShares Insured California Municipal Bond Portfolio has been changed. Therefore, all references to the "Merrill Lynch California Insured Long-Term Core Municipal Securities Index" are hereby removed and replaced with the following: "The Merrill Lynch California Insured Long-Term Core Plus Municipal Securities Index." Additionally, due to a change by the index provider, the third sentence under the sub-heading "Index Methodology" within the PowerShares Insured California Municipal Bond Portfolio is hereby removed.

***

Effective immediately, due to a change by the index provider, the name of the underlying index of the PowerShares Insured National Municipal Bond Portfolio has been changed. Therefore, all references to the "Merrill Lynch National Insured Long-Term Core Municipal Securities Index" are hereby removed and replaced with the following: "The Merrill Lynch National Insured Long-Term Core Plus Municipal Securities Index." Additionally, due to a change by the index provider, the third sentence under the sub-heading "Index Methodology" within the PowerShares Insured National Municipal Bond Portfolio is hereby removed.

***

Effective immediately, due to a change by the index provider, the name of the underlying index of the PowerShares Insured New York Municipal Bond Portfolio has been changed. Therefore, all references to the "Merrill Lynch New York Insured Long-Term Core Municipal Securities Index" are hereby removed and replaced with the following: "The Merrill Lynch New York Insured Long-Term Core Plus Municipal Securities Index." Additionally, due to a change by the index provider, the third sentence under the sub-heading "Index Methodology" within the PowerShares Insured New York Municipal Bond Portfolio is hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

P-PS-STK-9 05/28/09

POWERSHARES EXCHANGE-TRADED FUND TRUST II

Supplement Dated May 28, 2009 to the Statement of Additional Information Dated February 27, 2009 of:

1-30 Laddered Treasury Portfolio,
PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio
PowerShares Autonomic Balanced NFA Global Asset Portfolio
PowerShares Autonomic Growth NFA Global Asset Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares High Yield Corporate Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio
PowerShares Preferred Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio

Effective immediately, due to a change by the index provider, the name of the underlying index of the PowerShares Insured California Municipal Bond Portfolio has been changed. Therefore, all references to the "Merrill Lynch California Insured Long-Term Core Municipal Securities Index" are hereby removed and replaced with the following: "The Merrill Lynch California Insured Long-Term Core Plus Municipal Securities Index."

***

Effective immediately, due to a change by the index provider, the name of the underlying index of the PowerShares Insured National Municipal Bond Portfolio has been changed. Therefore, all references to the "Merrill Lynch National Insured Long-Term Core Municipal Securities Index" are hereby removed and replaced with the following: "The Merrill Lynch National Insured Long-Term Core Plus Municipal Securities Index."

***

Effective immediately, due to a change by the index provider, the name of the underlying index of the PowerShares Insured New York Municipal Bond Portfolio has been changed. Therefore, all references to the "Merrill Lynch New York Insured Long-Term Core Municipal Securities Index" are hereby removed and replaced with the following: "The Merrill Lynch New York Insured Long-Term Core Plus Municipal Securities Index."

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

P-PS-SDAI-STK-3